Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Other Intangible Assets [Abstract]
Amortization Schedule for Intangible Assets

The following table shows the amortization schedule for each of the intangible assets recorded.

(Dollars in thousands)	LCB	FNBPA	FNBPA	Branch
	Acquisition	Acquisition	Acquisition	Acquisition
	Core	Core	Other	Core
	Deposit	Deposit	Intangible	Deposit
	Intangible	Intangible	Assets	Intangible
Beginning Balance at Acquisition Date	$289	$303	$40	$431
Amortization expense recorded prior to December 31, 2015	-	4	2	402
Amortization expense recorded in Years ended:
December 31, 2016	-	55	20	29
December 31, 2017	-	49	18	-
December 31, 2018	35	44	-	-
Unamortized balance as of December 31, 2018	254	151	-	-

Scheduled Amortization expense for years ended:
December 31, 2019	49	38	-	-
December 31, 2020	44	33	-	-
December 31, 2021	39	27	-	-
December 31, 2022	33	22	-	-
December 31, 2023	28	16	-	-
After December 31, 2023	61	15	-	-